Security Federal Corporation Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Security Federal Corporation Condensed Financial Statements (Parent Company Only)	Security Federal Corporation Condensed Financial Statements (Parent Company Only)
The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.

Condensed Balance Sheet Data

	December 31,
	2020	2019
Assets:
Cash	$22,884,872	$25,685,744
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	123,813,848	106,947,285
Accounts Receivable and Other Assets	341,569	386,889
Total Assets	$147,195,289	$133,174,918
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$135,843	$219,213
Long-term Debt	35,155,000	41,199,000
Shareholders’ Equity	111,904,446	91,756,705
Total Liabilities and Shareholders’ Equity	$147,195,289	$133,174,918

Condensed Statements of Income Data

	Years Ended December 31,
	2020	2019	2018
Income:
Equity in Earnings of Security Federal Bank	$8,393,140	$2,092,130	$1,523,443
Dividend Income from Security Federal Bank	—	6,400,000	6,400,000
Miscellaneous Income	148,877	62,390	21,235
Total Income	8,542,017	8,554,520	7,944,678
Expenses:
Interest Expense	1,783,796	906,152	916,832
Other Expenses	64,494	39,331	11,099
Total Expenses	1,848,290	945,483	927,931
Income Before Income Taxes	6,693,727	7,609,037	7,016,747
Income Tax Benefit	(356,877)	(185,450)	(190,474)
Net Income	$7,050,604	$7,794,487	$7,207,221
(21)         Security Federal Corporation Condensed Financial Statements (Parent Company Only), Continued

Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2020	2019	2018
Operating Activities:
Net Income	$7,050,604	$7,794,487	$7,207,221
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(8,393,140)	(2,092,130)	(1,523,443)
Decrease (Increase) in Accounts Receivable and Other Assets	45,320	(372,398)	13,666
(Decrease) Increase in Accounts Payable	(83,370)	169,218	1,635
Net Cash (Used) Provided By Operating Activities	(1,380,586)	5,499,177	5,699,079
Investing Activities:
Capital Pushdown to Security Federal Bank	—	(10,000,000)	—
Net Cash Used in Investing Activities	—	(10,000,000)	—
Financing Activities:
Redemption of Convertible Debentures	(132,000)	—	—
Proceeds from Stock Options Exercised	—	—	10,310
Employee Stock Plan Purchases	12,968	52,868	12,196
Proceeds from Subordinated Debentures	—	30,000,000	—
Repayment of Note Payable	—	(2,362,500)	(6,137,500)
Dividends Paid to Shareholders-Common Stock	(1,301,254)	(1,123,219)	(1,063,626)
Net Cash (Used) Provided By Financing Activities	(1,420,286)	26,567,149	(7,178,620)
Net (Decrease) Increase in Cash	(2,800,872)	22,066,326	(1,479,541)
Cash at Beginning of Period	25,685,744	3,619,418	5,098,959
Cash at End of Period	$22,884,872	$25,685,744	$3,619,418